Consolidated Statements Of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Seller of i Joy USD ($)	Dec. 31, 2013 Seller of i Joy CNY	Dec. 31, 2012 Seller of i Joy CNY	Dec. 31, 2011 Seller of i Joy CNY	Dec. 31, 2013 Beijing Yichengtaihe Investment Co., Ltd USD ($)	Dec. 31, 2013 Beijing Yichengtaihe Investment Co., Ltd CNY	Dec. 31, 2012 Beijing Yichengtaihe Investment Co., Ltd CNY	Dec. 31, 2011 Beijing Yichengtaihe Investment Co., Ltd CNY
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit (loss)	$ (7,763)	(47,003)	57,656	45,939
Adjustments to reconcile net profit (loss) to net cash generated from operating activities:
Foreign exchange (gain) loss	(1,168)	(7,072)	397	(32,747)
Changes in the fair value of contingent purchase consideration payable	9,231	55,882	17,430	63,185
Depreciation of property and equipment	23,339	141,286	92,786	58,873
Amortization of intangible assets	9,730	58,903	35,377	30,104
Loss on disposal of property and equipment	57	347	1,786	415
Provision for doubtful accounts and other receivables	91	550	538	183
Stock based compensation expense	11,195	67,769	67,632	41,959
Deferred income taxes (benefit) expense	(3,235)	(19,581)	(9,322)	(18,492)
Bargain purchase gain	0	0	(10,539)	0
Loss from equity method investment	227	1,372	1,101	0
Changes in operating assets and liabilities, net of effects of acquisitions:
Restricted cash	(144)	(871)	0	0
Accounts receivable	(50,117)	(303,391)	(131,783)	(66,436)
Prepaid expenses and other current assets	(7,366)	(44,596)	(7,131)	(6,701)
Amounts due from related parties	(1,263)	(7,651)	35,713	(34,093)
Accounts payable	10,121	61,269	20,204	14,955
Unrecognized tax benefits (expense)	1,027	6,219	(14,461)	21,226
Accrued expenses and other payables	17,171	103,952	(660)	48,291
Advances from customers	1,673	10,128	(7,155)	5,918
Income taxes payable	(2,110)	(12,772)	17,639	2,089
Deferred government grants	(124)	(747)	12,974	419
Amounts due to related parties	89	538	(6,259)	(8,952)
Net cash generated from operating activities	10,661	64,531	173,923	166,135
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(69,235)	(419,126)	(446,725)	(255,755)
Purchases of intangible assets	(5,977)	(36,181)	(133,882)	(802)
Proceeds from disposal of property and equipment	40	241	202	7,598
Payments for short-term investments	(181,421)	(1,098,268)	(267,434)	(1,650,295)
Loans to related parties	(6,120)	(37,050)	(15,024)	0
Receipt of loans to a related party	201	1,219	0	0
Proceeds received from maturity of short-term investments	36,200	219,143	939,273	747,144
Payments for business acquisitions, net of cash acquired (Note 4)	(10,208)	(61,793)	(67,067)	(107,744)
Payments for long-term investments	(8,342)	(50,500)	(50,500)	(8,200)
Loans to seller					0	0	(12,885)	0	(3,965)	(24,000)	0	0
Deposit for acquisition of BJ Yichengtaihe (Note 4)	(165)	(1,000)	0	0
Restricted cash	0	0	(121,628)	0
Net cash used in investing activities	(248,992)	(1,507,315)	(175,670)	(1,268,054)
CASH FLOWS FROM FINANCING ACTIVITIES
Restricted cash	(63)	(383)	(287,188)	(137)
Proceeds from mandatorily redeemable noncontrolling interests (Note 1(c))	16,519	100,000	0	0
Proceeds from exercise of stock options	1,069	6,470	3,300	9,798
Proceeds from issuance of ordinary shares	88,095	533,301	0	1,332,904
Repurchase of ordinary shares	(9,882)	(59,822)	0	(190,022)
Consideration paid to selling shareholders (Note 25)	(12,998)	(78,685)	0	0
Proceeds received on behalf of selling shareholders (Note 25)	12,998	78,685	0	0
Proceeds from issuance of preferred shares	0	0	0	230,220
Dividends paid to noncontrolling shareholders of subsidiary	(574)	(3,476)	0	(3,816)
Proceeds from issuance of bonds, net	160,702	972,841	0	0
Proceeds from long-term bank borrowings	154,593	935,861	231,879	0
Proceeds from short-term bank borrowings	33,045	200,044	176,961	110,000
Repayment of long-term bank borrowings	(661)	(4,000)	(1,000)	0
Repayment of short-term bank borrowings	(33,579)	(203,279)	(100,000)	(45,000)
Net cash generated from financing activities	409,264	2,477,557	23,952	1,443,947
Effect of foreign exchange rate changes on cash and short term investments	(1,350)	(8,171)	(340)	(14,895)
Net increase (decrease) in cash	169,583	1,026,602	21,865	327,133
Cash and cash equivalents at beginning of year	71,403	432,254	410,389	83,256
Cash and cash equivalents at end of year	240,986	1,458,856	432,254	410,389
Supplemental disclosures of cash flow information:
Income taxes paid	(6,297)	(38,119)	(44,491)	(8,854)
Interest paid	(10,262)	(62,123)	(10,630)	(4,398)
Interest received	4,476	27,097	19,598	4,644
Supplemental disclosures of non-cash activities:
Purchase of property and equipment through capital leases	43,390	262,668	(10,837)	25,894
Purchase of property and equipment included in accrued expenses and other payables, notes payable, and amounts due to related parties	7,363	44,573	12,797	4,930
Purchase of intangible assets included in accrued expenses and other payables	(1,683)	(10,187)	19,761	218
Disposal of property and equipment included in amounts due from related parties	0	0	0	5,913
Contingent consideration related to the acquisitions included in amount due to related parties	5,376	35,483	(23,889)	77,686
Conversion of redeemable convertible preferred shares into ordinary shares concurrent with initial public offering	$ 0	0	0	1,221,330